Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2021
OceanPal Inc. Predecessors
Schedule of unaudited interim combined carve-out statements of operations and comprehensive income/(loss)

	June 30,
	2021	2020
Commissions	$412,008	$322,428
Bunkers	(330,454)	212,830
Extra insurance	2,023	—
Miscellaneous	10,450	16,846
Total	$94,027	$552,104